EQUITY INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Balance at the beginning of the year	$ 503,509
Investment	81,609	$ 109,700
Share of loss	(31,670)	(33,591)
Carrying amount		503,509
Current assets	266,067,441	159,027,552
Current liabilities	152,336,019	57,549,944
Revenue	357,608,311	155,114,454
Net loss	(16,952,451)	(24,605,449)
Investment written off	$ 1,000,000
Green Garden
Disclosure of associates [line items]
Ownership interest	40.00%
Balance at the beginning of the year	$ 503,509	427,399
Investment	81,609	109,700
Share of loss	(31,670)	(33,590)
Disposal	$ 553,448
Carrying amount		503,509
Current assets		15,242
Net loss		$ (83,977)
Lincoln
Disclosure of associates [line items]
Ownership interest	49.00%